Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [line Items]
Deposits	[1]	$ 971,682	$ 966,279
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		310,021	297,065
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		20,881	20,053
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		35,542	35,941
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		$ 110,665	$ 117,530

[1]	Deposits denominated in U.S. dollars amount to $310,021 (October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,881 (October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $35,542 (October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,665 (October 31, 2025 – $117,530).